Description of business - Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Apr. 30, 2021	Apr. 28, 2021	Jan. 13, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Description Of Business [Line Items]
Stock issuance costs				$ 5,948	$ 1,140	$ 0
Stock split		8.25-for-1
SunEdison Utility Holdings, Inc. [Member]
Description Of Business [Line Items]
Payments to acquire assets			$ 6,000
IPO [Member]
Description Of Business [Line Items]
Issuance of common stock (in shares)	19,840,000			4,455,384
Proceeds from IPO				$ 241,200
Purchase cost of shares				$ 54,200
Stock split				8.25-for-1